Costs and expenses by nature (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Costs and expenses by nature
Cost of sales	$ 68,356,654	$ 57,707,566	$ 51,557,351
General, selling and administrative expenses	7,127,780	6,420,397	6,116,620
Total costs and expenses	75,484,434	64,127,963	57,673,971
Inventory consumption	54,103,917	44,747,933	39,823,395
Wages and salaries	9,735,452	8,507,124	7,561,229
Freight	5,428,050	5,037,768	5,047,007
Maintenance	2,340,899	2,006,848	1,715,820
Other utility expenses	1,800,952	1,402,459	1,595,993
Depreciation	1,393,097	1,590,303	1,265,391
Depreciation of right-of-use assets	343,367	307,757	302,804
Leases	156,612	119,592	96,825
Other	182,088	408,179	265,507
Total	$ 75,484,434	$ 64,127,963	$ 57,673,971